< 		  United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2004

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Company, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ February 4, 2005

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    12635   260150 SH       SOLE                   260150
Anadarko Petroleum             COM              032511107     8823   136140 SH       SOLE                   136140
British Petroleum              COM              055622104     1799    30800 SH       SOLE                    30800
Cintas Corp.                   COM              172908105    11184   255000 SH       SOLE                   255000
Consol Energy, Inc.            COM              20854P109     9565   233000 SH       SOLE                   233000
Fastenal Co.                   COM              311900104     8311   135010 SH       SOLE                   135010
Gardner Denver, Inc.           COM              365558105    12658   348800 SH       SOLE                   348800
Hathor Exploration             COM              419018106      121   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    13671   601700 SH       SOLE                   601700
Japan Small Cap. Fd            COM              47109U104    10479   866000 SH       SOLE                   866000
Jumbo Development              COM              48138P108      243   970000 SH       SOLE                   970000
Kerr-McGee Corp.               COM              492386107    10838   187546 SH       SOLE                   187546
Kit Resources                  COM              498020106      375  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    22759   587165 SH       SOLE                   587165
Mettler-Toledo Int'l           COM              592688105    15751   306972 SH       SOLE                   306972
Molex Inc. Cl A                COM              608554200     9994   375000 SH       SOLE                   375000
Newmont Mining Corp.           COM              651639106    10991   247500 SH       SOLE                   247500
Occidental Petroleum           COM              674599105     8176   140100 SH       SOLE                   140100
Robert Half Int'l              COM              770323103    17122   581800 SH       SOLE                   581800
St. Mary Land & Exp.           COM              792228108    30888   740000 SH       SOLE                   740000
USEC, Inc.                     COM              90333E108      123    12700 SH       SOLE                    12700
Walgreen Co.                   COM              931422109    11952   311500 SH       SOLE                   311500
Waters Corporation             COM              941848103    17253   368728 SH       SOLE                   368728
Wheaton River Min.             COM              962902102       65    20000 SH       SOLE                    20000